Reportable Segments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended							3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Nov. 20, 2009 segment	Dec. 31, 2009 segment	Dec. 31, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2010 Materials Business [Member] business	Dec. 31, 2011 Semiconductor Materials [Member]	Dec. 31, 2009 Semiconductor Materials [Member]	Dec. 31, 2011 Solar Materials [Member]	Sep. 30, 2011 Solar Materials [Member]	Dec. 31, 2011 Solar Materials [Member]	Dec. 31, 2010 Solar Materials [Member]	Dec. 31, 2009 Solar Materials [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Dec. 31, 2009 Solar Energy [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2011 Inventories [Member]	Dec. 31, 2010 Inventories [Member]	Dec. 31, 2009 Inventories [Member]	Dec. 31, 2011 Kuching Solar Wafering Plant [Member] Solar Materials [Member]	Dec. 31, 2010 Kuching Solar Wafering Plant [Member] Solar Materials [Member]	Dec. 31, 2009 Kuching Solar Wafering Plant [Member] Solar Materials [Member]	Dec. 31, 2011 Solar Wafer Supply Agreement [Member]	Sep. 30, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Solar Wafer Supply Agreement [Member]	Dec. 31, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2010 Hurricane [Member]	Dec. 31, 2011 Hurricane [Member]	Dec. 31, 2009 Hurricane [Member]	Jun. 30, 2010 Hurricane [Member] Semiconductor Materials [Member]	Jun. 30, 2010 Hurricane [Member] Solar Materials [Member]	Dec. 31, 2011 Earthquake [Member] Semiconductor Materials [Member]	Dec. 31, 2010 Earthquake [Member] Semiconductor Materials [Member]
Segment Reporting Information [Line Items]
Number of Reportable Segments	1	2		3
Number of Businesses							2
Charges related to low volumes at solar wafering plant																								$ 107.0	$ 0	$ 0										$ 27.2
Inventory Write-down			96.7					14.2	0	76.6					5.9				0																	15.8	0
Deferred revenue recognized				(67.9)	(13.1)	(3.5)										0.7											(6.9)	(19.4)	(149.4)	175.7
Cost of Goods Sold				2,420.6	1,902.1	1,035.5															37.4	5.7	15.6
Restructuring, Settlement and Impairment Provisions				(350.7)	(5.3)	(28.4)
Goodwill impairment charges			384.1	440.5	0	0		0		0	56.4	56.4	0	0	384.1	384.1	0	0	0
Goodwill		285.3	0	0	342.7	285.3				0		0	56.4	0	0	0	286.3	285.3
Net insurance proceeds from our business interruption lost profits claim related to the disruption				4.0	11.9	0																									11.9	0	0	8.0	3.9	4.0
Legal expenses																				$ 8.6